                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 2-29858
                                                                      811-1701


DAVIS
NEW YORK VENTURE FUND
--------------------------------------------------------------------------------



Cartera de Davis New York Venture Fund, Inc.


PROSPECTO Y FORMATO DE SOLICITUD

Acciones Clase A
Acciones Clase B
Acciones Clase C

1 de diciembre de 2002



La Comision de Valores y Bolsas no ha aprobado ni desaprobado estos valores, ni tampoco ha determinado que este folleto sea exacto o completo. Cualquier persona que le asegure lo contrario comete un delito.


Mas de 30 Anos de Inversiones Confiables(MS)

--------------------------------------------------------------------------------

Este prospecto contiene informacion importante. Por favor, lealo con cuidado antes de invertir y conservelo para referencia futura.

No se ha autorizado a corredor, vendedor o alguna otra persona para que proporcione informacion o haga declaraciones distintas de las contenidas en este Prospecto, en relacion con la oferta incluida en el mismo y, en caso de que se proporcionen o hagan, no debe confiarse en dicha informacion o declaraciones distintas como si el Fondo, el asesor de inversiones del Fondo o el distribuidor del Fondo las hubiera autorizado. Este Prospecto no constituye una oferta de venta del Fondo o del distribuidor del Fondo, ni una solicitacion de oferta de compra de alguno de los valores ofrecidos en el mismo en alguna jurisdiccion a alguna persona a la que sea ilegal que el Fondo haga dicha oferta en tal jurisdiccion.

--------------------------------------------------------------------------------

INDICE
--------------------------------------------------------------------------------

4        PANORAMA GENERAL DE DAVIS NEW YORK VENTURE FUND
         Objetivo y Estrategias Principales de Inversion
         La Filosofia de Davis para las Inversiones
         Riesgos Principales de Invertir en Davis New York Venture Fund Informacion sobre el Rendimiento
         Honorarios y Gastos del Fondo
         Otras Estrategias de Inversion

12       ADMINISTRACION DE DAVIS
         Davis Advisors
         Profesionales en Inversiones

14       UNA VEZ QUE INVIERTE EN LOS FONDOS DAVIS
         Como se Valuan Sus Acciones
         Como se Valuan los Valores en Cartera
         Como Pagamos las Utilidades
         Puntos Basicos Respecto a los Impuestos
         Cuotas y Gastos de los Fondos

20       COMO SELECCIONAR UNA CLASE DE ACCIONES
         Acciones Clase A
         Acciones Clase B
         Acciones Clase C
         Cargo Diferido por Concepto de Venta

28       COMO ABRIR UNA CUENTA
         Tres Maneras de Abrir una Cuenta
         Cuentas para Planes de Retiro

30       COMO COMPRAR, VENDER Y CANJEAR ACCIONES
         Tres Maneras de Comprar, Vender y Canjear Acciones
         Cuando se Procesan Sus Operaciones
         Compra de Mas Acciones
         Venta de Acciones
         Canje de Acciones
         Transacciones Telefonicas
         Transacciones por Internet

42       OTRA INFORMACION
         Dividendos y Distribuciones
         Eventos Financieros Sobresalientes
         Notificacion de Confidencialidad

C/R      OBTENIENDO INFORMACION ADICIONAL

PANORAMA GENERAL DE
DAVIS NEW YORK VENTURE FUND
--------------------------------------------------------------------------------

K  OBJETIVO Y ESTRATEGIAS PRINCIPALES DE INVERSION

El objetivo de las inversiones del Davis New York Venture Fund es el crecimiento de capital a largo plazo. En circunstancias normales el Fondo invierte la mayor parte de su activo en valores de renta variable emitidos por empresas con capitalizaciones de mercado de por lo menos 10 mil millones de dolares, mismos que creemos son de alta calidad y cuyas acciones se estan vendiendo a precios atractivos. Seleccionamos acciones con la intencion de tenerlas a largo plazo. Consideramos vender una empresa, si esta ya no muestra las caracteristicas que creemos que (i) fomentan el crecimiento sustentable a largo plazo, (ii) minimizan el riesgo, y (iii) mejoran el potencial de rendimientos superiores a largo plazo. El Fondo tiene la flexibilidad de invertir una parte limitada de sus activos en empresas de cualquier tamano y de invertir en valores que no sean de renta variable. Creemos que manejar el riesgo es la clave para poder proporcionar resultados superiores de inversion a largo plazo. Por consiguiente, consideramos cuanto podria perderse potencialmente en una inversion, antes de considerar cuanto podria ganarse.

K  LA FILOSOFIA DE DAVIS PARA LAS INVERSIONES

Davis New York Venture Fund se maneja utilizando la filosofia de Davis para inversiones, que hace hincapie en el enfoque de regresar a lo basico. Realizamos investigaciones exhaustivas para comprar empresas en crecimiento a precios de valor y para mantenerlas en cartera a largo plazo. Buscamos empresas con tasas de crecimiento sustentables, que se vendan en multiplos modestos de precios a utilidades que esperamos creceran mientras otros inversionistas reconocen el verdadero valor de la empresa.

A traves de los anos, Davis Advisors ha desarrollado un listado de caracteristicas que creemos le permiten a las empresas sustentar un crecimiento a largo plazo y minimizar los riesgos para aumentar su potencial de rendimientos superiores a largo plazo. Aunque pocas empresas poseen todas estas caracteristicas en cualquier momento dado, Davis Advisors busca empresas que demuestran una mayoria o una mezcla apropiada de estas caracteristicas.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 4

ADMINISTRACION DE PRIMERA CLASE

o Registro comprobado de trayectoria. Creemos que las grandes empresas son creadas por grandes administradores. Al visitar las empresas, buscamos a los administradores con antecedentes de hacer lo que dicen que van a hacer.

o Propiedad de la administracion. Como nosotros invertimos mucho en nuestros fondos, buscamos empresas en que las personas que las administran arriesguen un interes propio importante.

o Antecedentes comprobados como comprador. Al presentarse recesiones economicas industriales o de mercado, es buena idea poseer empresas que puedan sacar provecho de precios atractivos para ampliar las operaciones mediante adquisiciones de bajo precio.

o Aplicacion inteligente de tecnologia. El uso sagaz de la tecnologia en cualquier negocio, desde una empresa de alimentos a un banco de inversiones, puede ayudar a reducir los costos y aumentar las ventas.

CONDICION FINANCIERA FUERTE Y RENTABILIDAD

o Estados financieros solidos. Las finanzas solidas proporcionan fuerza a una empresa, para resistir ciclos economicos dificiles.

o Estructura eficiente de gastos. Las empresas que pueden mantener costos bajos pueden competir mejor, especialmente en tiempos dificiles. Una estructura de costos bajos reduce notablemente el riesgo de poseer las acciones de una empresa.

o Rendimientos solidos sobre el capital. Buscamos empresas que inviertan su capital sabiamente y obtengan rendimientos excelentes sobre esas inversiones.

POSICION ESTRATEGICA A LARGO PLAZO

o Productos o servicios competitivos. Invertimos en empresas con productos no vulnerables a la obsolescencia.

o Participacion dominante o creciente en un mercado de crecimiento. Una empresa que incrementa su participacion en un mercado de crecimiento tiene todas las ventajas.

o Operaciones internacionales con buenos resultados. Una capacidad comprobada para expandirse internacionalmente reduce el riesgo de sujetarse muy estrechamente al ciclo economico de E.U.A.

Subrayamos la seleccion individual de acciones y creemos que la capacidad de evaluar la administracion es critica. Visitamos a los gerentes rutinariamente en la sede de sus empresas para obtener una idea del valor relativo de los diferentes negocios.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 5

K RIESGOS PRINCIPALES DE INVERTIR EN
     DAVIS NEW YORK VENTURE FUND

En caso de que compre acciones del Davis New York Venture Fund, puede perder algo del dinero o todo el dinero que invierta. El rendimiento de la inversion y el valor del capital de una inversion en el Fondo fluctuara, de manera que las acciones de un inversionista, al rescatarlas, pueden tener un valor mayor o menor que su costo original. En esta seccion se describen los factores considerados mas importantes que pueden afectar el rendimiento del Fondo.

o RIESGO DEL MERCADO. El valor de mercado de las acciones comunes puede variar rapida e imprecisamente como resultado de eventos politicos o economicos que tienen poco o nada que ver con el rendimiento de las empresas en que invertimos.

o RIESGO EMPRESARIAL. Los valores de mercado de una accion comun varian con el exito o fracaso de la empresa que emite la accion. Muchos factores pueden afectar negativamente el precio de la accion de una empresa especifica, tales como informes de utilidades insuficientes, perdida de clientes importantes, un litigio importante en contra de la empresa o cambios en disposiciones gubernamentales que afecten a la empresa o a su industria. El exito de las empresas en que el Fondo invierte determina en gran parte el rendimiento del Fondo a largo plazo.

o RIESGO POR SELECCION. Los valores que seleccionamos para el Fondo pudieran tener un rendimiento inferior al del Indice S&P 500(R), o de otros fondos con objetivos y estrategias semejantes de inversion.

Las acciones del Fondo no son depositos u obligaciones de algun banco, no estan garantizadas por algun banco, ni estan amparadas por la Federal Deposit Insurance Corporation (Corporacion Federal Aseguradora de Depositos) o por cualquier otra entidad, e implican riesgos de inversion, incluyendo la perdida posible del capital invertido.

K  INFORMACION SOBRE EL RENDIMIENTO

La grafica de barras y el cuadro siguientes indican los riesgos de inversion en el Davis New York Venture Fund, mostrando ano tras ano los cambios en el rendimiento del Fondo y la comparacion de los rendimientos anuales promedio del Fondo con los rendimientos del Indice S&P 500(R), un indice bien conocido no administrado del rendimiento de acciones. El rendimiento pasado del Fondo (antes y despues de impuestos) no es necesariamente una indicacion del rendimiento futuro del mismo.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 6

                           DAVIS NEW YORK VENTURE FUND
                RENDIMIENTO TOTAL DE ACCIONES CLASE A PARA EL ANO
                                   CALENDARIO

                      ---------------------------------------
                              ANO             PORCENTAJE DE
                                              RENDIMIENTO
                      ---------------------------------------
                             1992                12,18
                      ---------------------------------------
                             1993                16,09
                      ---------------------------------------
                             1994               (1,93)
                      ---------------------------------------
                             1995                40,56
                      ---------------------------------------
                             1996                26,54
                      ---------------------------------------
                             1997                33,68
                      ---------------------------------------
                             1998                14,73
                      ---------------------------------------
                             1999                17,59
                      ---------------------------------------
                             2000                9,92
                      ---------------------------------------
                             2001               (11,41)
                      ---------------------------------------

Durante el periodo mostrado anteriormente, el rendimiento trimestral mas alto fue 21,36% en el cuarto trimestre de 1998 y el peor rendimiento trimestral fue (14,43)% en el tercer trimestre de 1998. El rendimiento del periodo en curso, al 31 de octubre, 2002 (sin anualizar) fue (18,13)%.

La grafica de barras no refleja cargo alguno por concepto de ventas. El rendimiento total habria sido menor si reflejara esos cargos. El rendimiento de las otras clases de acciones ofrecidas mediante este prospecto diferira de los rendimientos de las acciones Clase A mostrados en la grafica, dependiendo de los gastos de esa clase.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 7

DAVIS NEW YORK VENTURE FUND PROMEDIO DE RENDIMIENTOS TOTALES ANUALES

Por los periodos terminados el 31 de diciembre, 2001

-------------------------------------------------------------------------------------
                                                                            PERIODO
                                                                              DE
                                                                            VIGENCIA
                                         ULTIMO      ULTIMOS      ULTIMOS    DE LA
                                         1 ANO       5  ANOS      10 ANOS    CLASE *
-------------------------------------------------------------------------------------
Acciones Clase A
  rendimiento antes de impuestos         (15,61)%     10,84%       14,29%     13,89%
-------------------------------------------------------------------------------------
Acciones Clase A
  rendimiento despues de impuestos
   en distribuciones                     (15,66)%      9,87%       12,73%     N/A
-------------------------------------------------------------------------------------
Acciones Clase A
  rendimiento despues de impuestos
   en distribuciones y venta de
   acciones de fondos                     (9,51)%      8,80%       11,61%     N/A
-------------------------------------------------------------------------------------
Acciones Clase B
   rendimiento antes de impuestos        (15,67)%     10,71%       N/A       16,76%
-------------------------------------------------------------------------------------
Acciones Clase C
  rendimiento antes de impuestos         (13,00)%     11,04%       N/A       16,58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
S&P 500(R) Index
  no refleja deducciones por
   cuotas, gastos o impuestos            (11,89)%     10,70%      12,94%     11,42%
-------------------------------------------------------------------------------------

Los Rendimientos Totales Anuales Promedio para cada clase de acciones reflejan los cargos por venta.

* Los rendimientos anuales totales promedio vitalicios son para los periodos desde el inicio de las operaciones de cada clase de inversion: Acciones Clase A:
17/02/69; Acciones Clase B: 01/12/94 ; y Acciones Clase C: 20/12/94. El rendimiento total anual promedio vitalicio del Indice es desde el 17/02/69.

Los rendimientos despues de impuestos se calculan utilizando las tasas de impuestos sobre la renta marginales federales individuales e historicamente mas elevadas y no reflejan el impacto de los impuestos estatales y municipales.

Los rendimientos reales despues de impuestos dependen de la situacion fiscal del inversionista y pueden diferir de los que se muestran. Los rendimientos despues de impuestos que se muestran no son relevantes para los inversionistas que son tenedores de sus acciones del Fondo mediante arreglos de impuestos diferidos, tales como los planes 401(k) o las cuentas individuales de retiro.

Las acciones de las Clases A, B y C se ofrecen por medio de este prospecto. Los rendimientos despues de impuestos se muestran solamente para las acciones Clase A y estos variaran para las demas clases.

Si los rendimientos son negativos, los rendimientos despues de impuestos sobre distribuciones y la venta de acciones de fondos pueden ser mayores que los rendimientos antes de impuestos, ya que se dispondria de las perdidas de capital resultantes de la venta de acciones de fondos para compensar las ganancias de capital provenientes de otras inversiones.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 8

K  HONORARIOS Y GASTOS DEL FONDO

HONORARIOS QUE ES POSIBLE QUE USTED PAGUE COMO ACCIONISTA DE LOS FONDOS DAVIS

Se Pagan Directamente de Su Inversion

------------------------------------------------------------------------------------
                                                ACCIONES      ACCIONES     ACCIONES
                                                CLASE A       CLASE B      CLASE C
------------------------------------------------------------------------------------
Cargo Maximo por Ventas (Comision)
  Aplicado Sobre Compras                          4,75%       Ninguno     Ninguno
  como porcentaje del precio de la oferta
------------------------------------------------------------------------------------
Cargo Maximo Diferido por Ventas
  (Comision) Aplicado Sobre Rescates
  como porcentaje del valor del activo neto       0,75%        4,00%       1,00%
  de las acciones rescatadas o del costo
  total de dichas acciones, el que sea menor
------------------------------------------------------------------------------------
Cargo Maximo por Ventas (Comision) Aplicado
  Sobre Dividendos Reinvertidos                  Ninguno      Ninguno     Ninguno
------------------------------------------------------------------------------------
Honorarios por Canje                             Ninguno      Ninguno     Ninguno
------------------------------------------------------------------------------------

DAVIS NEW YORK VENTURE FUND

GASTOS ANUALES DE OPERACION POR EL ANO FISCAL TERMINADO EL 31 DE JULIO, 2002

Deducidos del Activo del Fondo

------------------------------------------------------------------------------------
                                                ACCIONES      ACCIONES     ACCIONES
                                                CLASE A       CLASE B      CLASE C
------------------------------------------------------------------------------------
Honorarios de Administracion                      0,52%         0,52%        0,52%
------------------------------------------------------------------------------------
Honorarios de Distribucion (12b-1)                0,23%         1,00%        1,00%
------------------------------------------------------------------------------------
Otros Gastos                                      0,17%         0,20%        0,18%
------------------------------------------------------------------------------------
Gastos Totales Anuales de Operacion               0,92%         1,72%        1,70%
------------------------------------------------------------------------------------

EJEMPLO

El objeto de este ejemplo es ayudarle a comparar el costo de invertir en el Fondo con el costo de invertir en otros fondos mutualistas.

En el ejemplo se supone que usted invierte $10.000 en el Fondo durante los periodos indicados. En el ejemplo se supone tambien que su inversion tiene un rendimiento anual de 5% y que los gastos de operacion del Fondo C se mantienen constantes. Aunque sus costos reales pueden ser mayores o menores, sus costos, con base en estos supuestos, serian:


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 9

------------------------------------------------------------------------------------
SI VENDE SUS ACCIONES EN...          1 ANO       3 ANOS       5 ANOS      10 ANOS
------------------------------------------------------------------------------------
Acciones Clase A                     $564         $754         $960        $1553
Acciones Clase B                     $575         $842        $1133        $1818*
Acciones Clase C                     $273         $536         $923        $2009
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
SI AUN CONSERVA SUS ACCIONES         1 ANO       3 ANOS       5 ANOS      10 ANOS
DESPUES DE...
------------------------------------------------------------------------------------
Acciones Clase A                     $564         $754         $960        $1553
Acciones Clase B                     $175         $542         $933        $1818*
Acciones Clase C                     $173         $536         $923        $2009
------------------------------------------------------------------------------------

* Los gastos de las acciones Clase B para el periodo de 10 anos incluyen gastos de dos anos de las acciones Clase A, puesto que las acciones Clase B se convierten automaticamente en acciones Clase A despues de ocho anos.

K  OTRAS ESTRATEGIAS DE INVERSION

El objetivo de la inversion de Davis New York Venture Fund es un crecimiento de capital a largo plazo. Este objetivo de inversion del Fondo no es una politica fundamental y el Consejo de Administracion puede modificarlo sin el voto de los accionistas. Los prospectos del Fondo se modificarian antes de que ocurriera cualquier cambio en el objetivo de las inversiones y se le notificaria inmediatamente a los accionistas de dicho cambio.

En circunstancias normales, el Davis New York Venture Fund invierte la mayor parte de su activo en valores de renta variable emitidos por empresas con capitalizaciones de mercado de por lo menos 10 mil millones de dolares. El Fondo podra: invertir una parte de sus activos en empresas medianas y pequenas de capitalizacion (con capitalizaciones de mercado menores a los $10 mil millones) y empresas extranjeras; comprar valores que no sean de renta variable; participar en compraventa activa (que incrementaria la rotacion de la cartera y podria aumentar las distribuciones gravables) y emplear otras estrategias de inversion que no son estrategias principales de inversion.

El Fondo utiliza inversiones a corto plazo, tales como notas de tesoreria y contratos de re-compra, para mantener la flexibilidad mientras evalua las oportunidades a largo plazo. Asi mismo, el Fondo puede utilizar inversiones a corto plazo para propositos temporales de defensa. En caso que nuestros gerentes de cartera anticiparan una baja en los valores de mercado de las empresas en las que invierte el Fondo (debido a factores


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 10 de indole economica, politica u otros), podriamos reducir el riesgo del Fondo, invirtiendo en valores a corto plazo, hasta que mejoren las condiciones del mercado. A diferencia de las inversiones en valores de renta variable, estas inversiones no incrementaran su valor al mejorar el mercado y no contribuiran al objetivo de inversion del Fondo.

La Declaracion de Informacion Adicional discute estos valores y estrategias de inversion. Para mas detalles respecto a las inversiones actuales y el panorama del mercado, por favor consulte el informe anual o semestral mas reciente.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 11

ADMINISTRACION DE DAVIS
--------------------------------------------------------------------------------

K  DAVIS ADVISORS

Davis Selected Advisers, L.P. ("Davis Advisors") sirve de asesor de inversiones para cada uno de los Davis Funds (Fondos Davis), incluso Davis New York Venture Fund. Las oficinas de Davis Advisors se encuentran en 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors proporciona asesoria de inversiones respecto a los Fondos Davis, maneja sus negocios y proporciona los servicios administrativos cotidianos. Davis Advisors funge tambien de asesor de inversiones para otros fondos mutuos y para clientes institucionales e individuales.

Para el ejercicio fiscal que cerro el 31 de julio de 2002, la compensacion por los servicios de Davis Advisors (con base en los activos netos promedio) fue del 0,52%.

Davis Selected Advisers -- NY, Inc. ("Sub-Adviser") funge como sub-asesor para cada uno de los Davis Funds, incluso Davis New York Venture Fund. Las oficinas de Sub-Adviser se encuentran ubicadas en 609 Fifth Avenue, Nueva York, Nueva York 10017. Esta empresa proporciona servicios de administracion e investigacion de inversiones para Davis Funds y otros clientes institucionales y es una subsidiaria de propiedad de Davis Advisors. Davis Advisors y no Davis Funds, paga los honorarios de Sub-Adviser.

K  PROFESIONALES EN INVERSIONES

o SHELBY M.C. DAVIS es el Principal Asesor de Investigacion y Fundador de Davis Advisors. Con anterioridad fungio como Administrador de Cartera de Davis New York Venture Funds, desde su inicio en 1969, hasta febrero de 1997 y estuvo en el puesto de Presidente de Davis Funds, hasta marzo de 2000. Los Davis Funds son una familia de fondos mutuos administrados por Davis Advisors.

o CHRISTOPHER C. DAVIS ha sido Administrador de Cartera de Davis New York Venture Fund desde octubre de 1995 y asi mismo, administra otros fondos de renta variable aconsejados por Davis Advisors. Ha fungido como Presidente del Fondo desde marzo de 2000. El Sr. Davis fue Administrador Asistente de Cartera y analista de investigacion, trabajando con Shelby M.C. Davis desde septiembre de 1989 hasta septiembre de 1995.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 12

o KENNETH CHARLES FEINBERG ha fungido como Administrador de Cartera de Davis New York Venture Fund desde mayo de 1998 y administra tambien otros fondos de renta variable aconsejados por Davis Advisors. El Sr. Feinberg empezo a trabajar con Davis Advisors como analista de investigacion en diciembre de 1994.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 13

UNA VEZ QUE INVIERTE
EN LOS FONDOS DAVIS
--------------------------------------------------------------------------------

En esta seccion se describe como se valua su inversion, como gana dinero sobre su inversion y como puede el gobierno gravar estas ganancias.

K  COMO SE VALUAN SUS ACCIONES

Una vez que abre su cuenta de Davis Fund, podra comprar o vender acciones en cualquier dia habil. El valor o precio de sus acciones en Davis Fund se basa en el valor total de las inversiones del Fondo. El saldo de su cuenta podra cambiar diariamente debido a que el precio por accion podra cambiar diariamente.

El valor de una accion de Davis Fund, conocido tambien como el valor de los activos netos o VAN, se calcula a las 4 p.m. en cada dia que este abierta la Bolsa de Valores de Nueva York o a partir del momento en que cierra la Bolsa, en caso que ocurriera antes. El Fondo calcula el precio de sus acciones para cada accion, sumando sus activos totales, restando todos sus pasivos, dividiendo luego el resultado entre el numero total de acciones circulantes. El VAN de cada clase de acciones se calcula por separado.

Los valores del activo neto de la mayoria de las acciones de los Fondos Davis se publican diariamente en la seccion de negocios de muchos periodicos importantes. Si tiene acceso a Internet, puede verificar tambien el valor del activo neto en nuestra pagina electronica (WWW.DAVISFUNDS.COM).

K  COMO SE VALUAN LOS VALORES EN CARTERA

Utilizamos valuaciones corrientes del mercado para establecer los precios de los valores del Fondo:

o Los valores que se negocian en una bolsa organizada se valuan al precio ultimo publicado de venta en la bolsa. En caso de no haber ventas registradas, los valores se valuan al promedio de los precios de cierre de oferta y demanda en la bolsa.

o Los valores que no se negocian en la bolsa se valuan al promedio de los precios de cierre de oferta y demanda.

o Las obligaciones y bonos pueden valuarse utilizando un servicio independiente de valuacion. En particular, el Fondo confia en un servicio


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 14 profesional de valuacion con experiencia en valuacion de valores con mercados limitados de reventa, de manera tal que se obtengan precios que reflejen el mercado lo mas exactamente posible.

o Los valores descontados comprados con un vencimiento de 60 dias o menos se valuan generalmente al costo amortizado.

o Los valores sin cotizaciones disponibles de mercado y otros activos se valuan a un "valor justo" determinado por el Consejo de Administracion.

En caso de que cualesquiera de los valores del Fondo se negocien en mercados que cierren en horas distintas, es posible que los eventos que afecten valores en cartera, posteriores a la hora en que se determinan sus precios y a la hora en que se establecen los precios de las acciones del Fondo, no se reflejen en el precio de las acciones del Fondo. Asi mismo, debido a que los valores extranjeros se comercializan en mercados y bolsas que trabajan en dias no laborables en los Estados Unidos (dias feriados y fines de semana), el valor de algunas de las inversiones extranjeras del Fondo podria cambiar significativamente en esos dias, en los que los inversionistas no pueden comprar
o rescatar acciones. Los Fondos Davis han adoptado procedimientos disenados para identificar y reaccionar a eventos importantes en mercados extranjeros que podrian afectar significativamente el valor del activo neto del Fondo. No obstante lo anterior, el valor de los activos netos de las acciones de un Fondo puede cambiar en los dias en los que los accionistas no pueden comprar o rescatar las acciones del Fondo.

Los precios de los valores denominados en divisas y negociados en mercados extranjeros se convertiran a sus equivalentes en dolares de E.U.A. con base en el tipo prevaleciente de cambio del mercado calculado por State Street Bank and Trust. La fluctuacion en el valor de las divisas en relacion con el dolar de E.U.A. puede afectar el valor del activo neto de las acciones del Fondo, inclusive cuando no haya habido cambio alguno en el precio de las divisas de las inversiones del Fondo.

K  COMO PAGAMOS LAS UTILIDADES

Hay dos formas en las que puede recibir pagos del Davis Fund en el que invierta:

o DIVIDENDOS. Los dividendos son distribuciones a accionistas del producto neto de inversiones y de las ganancias de capital de corto plazo sobre inversiones.

o GANANCIAS DE CAPITAL. Las ganancias de capital son utilidades recibidas por un Fondo de la venta de valores cuya posicion se mantuvo durante un largo plazo, que se distribuyen despues a los accionistas.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 15

En caso de que deseara obtener cualquier informacion acerca de la fecha en que un Fondo Davis especifico paga dividendos y distribuye ganancias de capital, si existen, llame por favor al 1-800-279-0279. A menos que opte por lo contrario, el Fondo Davis reinvierte automaticamente sus dividendos y ganancias de capital en acciones adicionales del Fondo.

Puede solicitar que sus dividendos y ganancias de capital se le paguen con cheque, se depositen directamente en su cuenta bancaria, se paguen a una tercera persona o se envien a una direccion distinta a su domicilio registrado.

Ofrecemos tambien un PROGRAMA DE DIVERSIFICACION DE DIVIDENDOS, que le permite reinvertir sus dividendos y ganancias de capital en acciones de otro Fondo Davis.

Usted recibira un estado anual de cuenta detallando el importe de todos los dividendos y ganancias de capital pagadas durante el ano anterior. Para asegurar que estas distribuciones se declaren apropiadamente a la Tesoreria de E.U.A., debe certificar en su Formato de Solicitud a Davis Funds o en el Formato W-9 del Internal Revenue Service (Servicio Fiscal Interno) que su Numero de Identificacion de Contribuyente es correcto y que no esta sujeto a una retencion en garantia de pago de impuestos. Si esta sujeto a retenciones de apoyo o no certifico el numero de su registro federal de causantes, el Servicio Interno de Recaudacion de los Estados Unidos (IRS) requiere que Davis Funds retenga un determinado porcentaje (actualmente, el 30%) de cualesquier dividendos pagados y del producto de los rescates o intercambios de acciones.

 -----------------------------------------------------------------------------
|        COMO PONER A TRABAJAR SUS DIVIDENDOS Y GANANCIAS DE CAPITAL          |
|                                                                             |
|     Puede hacer invertir automaticamente todos sus dividendos y ganancias   |
|     distribuibles en el mismo Fondo o la misma clase de acciones de         |
|     cualquier otro fondo de Davis Fund. Para calificar en este PROGRAMA DE  |
|     DIVERSIFICACION DE DIVIDENDOS, todas las cuentas involucradas deben     |
|     registrarse bajo el mismo nombre y clase de acciones y tener un valor   |
|     minimo inicial de 1000 dolares. Las acciones se compran al valor        |
|     seleccionado del activo neto del Fondo en la fecha de pago de           |
|     dividendos. Puede cambiar su seleccion o retirarse del programa         |
|     notificando con 10 dias de anticipacion. Para participar en este        |
|     programa, llene la informacion de reinversiones cruzadas de la seccion  |
|     adecuada del Formato de Solicitud. Una vez que se haya abierto su       |
|     cuenta y desee establecer este programa, llame para obtener             |
|     informacion adicional.                                                  |
 -----------------------------------------------------------------------------


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 16

K  PUNTOS BASICOS RESPECTO A LOS IMPUESTOS

Davis Funds le enviara un estado cada ano, mostrando el estado fiscal de todas sus distribuciones. Ademas, los inversionistas gravables deberan estar conscientes de los siguientes puntos basicos respecto a los impuestos:

o Las distribuciones son gravables para propositos del impuesto federal sobre la renta, ya sea que reinvierta o no estas sumas en acciones adicionales del Fondo.

o Las distribuciones declaradas en diciembre, si le son pagadas hasta finales de enero, son gravables para propositos del impuesto federal sobre la renta, como si los hubiera recibido en diciembre.

o Cualesquier dividendos y ganancias distribuibles a corto plazo que reciba son gravables como ingresos normales para propositos del impuesto sobre la renta.

o Cualesquier distribuciones de ganancias netas distribuibles a largo plazo son gravables como ganancias distribuibles a largo plazo para propositos del impuesto sobre la renta, no obstante el tiempo que haya sido tenedor de acciones en el Fondo.

o Las distribuciones de ganancias distribuibles pueden variar considerablemente de ano en ano, debido a las actividades normales de inversion y flujos de efectivo del Fondo.

o La venta o intercambio de acciones del Fondo es gravable. Esto significa que posiblemente tenga que enterar alguna ganancia distribuible como ingreso, o una perdida de capital como deduccion al preparar su declaracion de impuestos sobre la renta.

o Los dividendos y las distribuciones de ganancias distribuibles que reciba, asi como sus ganancias o perdidas de cualquier venta o intercambio de acciones del Fondo pueden estar sujetos al pago de impuestos estatales o municipales sobre la renta.

o Cualquier conversion de acciones de Clase B a acciones de clase A del mismo fondo, no esta sujeto al pago de impuestos. Por el contrario, un intercambio entre diferentes fondos de Davis Funds si es gravable.

Recomendamos que consulte con un asesor fiscal respecto a dividendos o ganancias distribuibles que pudiera recibir de Davis Funds.

K  CUOTAS Y GASTOS DE LOS FONDOS

El Fondo tiene cuotas y gastos que se cobran directa o indirectamente.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 17

CUOTA DE ADMINISTRACION

La cuota de administracion paga los gastos normales de administrar el Fondo, incluso la compensacion, costos de investigacion, gastos generales corporativos y gastos relacionados.

CUOTAS 12b-1

Davis Funds tiene Planes de Distribucion o "Planes 12b-1", bajo los que los Fondos pueden financiar actividades para vender acciones, siempre y cuando el gasto de las actividades haya sido aprobado por adelantado por el consejo de administracion del Fondo. Los Planes 12b-1 estipulan gastos anuales de distribucion hasta de 0,25% del valor neto diario promedio de los activos de las acciones Clase A; hasta lo que sea menor entre el 1,25% del valor neto diario promedio de los activos de las acciones Clase B o C, o la suma maxima estipulada por la regla o reglamento aplicable de la Asociacion de Comerciantes de la Asociacion Nacional de Valores, que es del 1,00% actualmente.

Para todas las clases de acciones, hasta el 0,25% de los gastos de distribucion pueden emplearse para pagar los honorarios de servicios a comerciantes calificados que proporcionan determinados servicios a los accionistas. Debido a que los gastos de distribucion se pagan con los activos del Fondo continuamente, a traves del tiempo, estas cuotas aumentaran el costo de su inversion y pueden costarle mas que si paga otros tipos de cargos por concepto de ventas. Asi que las cuotas mas elevadas para las acciones de la Clase B o C pueden costarle mas a traves del tiempo que si paga el cargo inicial por concepto de venta de las acciones de la Clase A.

OTROS GASTOS

Otros gastos incluyen cuotas varias de proveedores afiliados o externos de servicio. Estas cuotas pueden incluir honorarios legales, de auditoria o de custodia, el costo de la impresion y el envio de informes y estados por correo, la reinversion automatica de las distribuciones y otros servicios.

GASTOS TOTALES DE OPERACION DEL FONDO

El costo total de manejar un fondo mutuo se refleja en su proporcion de gastos. Un accionista no paga los costos de operacion directamente, sino que mas bien, los costos de operacion se sacan antes de que se calcule el


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 18

VAN del Fondo y se expresan como un porcentaje de los activos netos diarios promedio del Fondo. El efecto de estas cuotas se refleja en los resultados del rendimiento de esa clase de acciones. Los inversionistas deberan analizarlos de cerca en el prospecto, especialmente al comparar un fondo con otro que este dentro de la misma categoria de inversion. Hay tres cosas que deben recordarse respecto a la proporcion de los gastos: (i) su rendimiento total del Fondo se reduce en proporcion directa a estas cuotas; (ii) las proporciones de gastos pueden variar en gran medida entre los fondos y las familias de fondos, desde menos de 0,25% a mas del 3%; y (iii) el asesor de inversiones del Fondo podra renunciar a una parte de los gastos del Fondo durante determinado periodo, reduciendo asi su proporcion de gastos.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 19

COMO SELECCIONAR
UNA CLASE DE ACCIONES
--------------------------------------------------------------------------------

Antes de poder adquirir cualesquiera acciones en alguno de los Fondos Davis, necesita decidir que clase de acciones se adapta mejor a sus necesidades. Davis Funds ofrece cuatro clases de acciones: A, B, C e Y. Las acciones Clase Y, ofrecidas en otro prospecto, solamente estan a disposicion de inversionistas institucionales calificados. Cada clase esta sujeta a diferentes gastos y cargos por ventas.

Puede optar por comprar una clase de acciones mas bien que otra, dependiendo del importe de la compra y de la duracion esperada de la inversion. Los accionistas de largo plazo de acciones Clase B o C pueden pagar una cantidad mayor que el porcentaje maximo permitido por la National Association of Securities Dealers (Asociacion Nacional de Corredores de Valores) por concepto de cargo inicial por ventas.

K  ACCIONES CLASE A

Las acciones Clase A pueden convenirle mas si es inversionista de largo plazo dispuesto a pagar el total del cargo por ventas al momento de la compra. En cambio, paga honorarios menores de distribucion que los de las otras dos clases de acciones:

o Para cualquier inversion menor a los $100.000, usted compra acciones de la Clase A a su valor de activo neto por accion, mas un cargo por venta, que es del 4,75% del precio en que se ofrece (vease la tabla siguiente). El termino "precio de la oferta" incluye el cargo inicial por ventas.

o    No existe limite para el importe de su inversion en esta clase de acciones.

o Los Fondos Davis (excepto el Davis Government Money Market Fund) cobran honorarios de distribucion - hasta del 0,25% del promedio diario del valor del activo neto - cada ano en que usted posea las acciones. Estos honorarios son menores que los que paga por las otras dos clases de acciones. Los gastos menores se convierten en rendimiento anual mayor sobre el valor del activo neto.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 20

CARGOS POR VENTAS DE ACCIONES CLASE A

Para todos los Fondos Davis, excepto el Davis Government Money Market Fund

------------------------------------------------------------------------------------
                         CARGO POR VENTAS   CARGO POR VENTAS     IMPORTE DEL CARGO
  IMPORTE DE LA           Porcentaje del       Porcentaje       POR VENTAS RETENIDO
    COMPRA                 Precio de la      Aproximado del       POR EL CORREDOR
                              Oferta          Importe Neto        Porcentaje del
                                               Invertido              Precio
                                                                   de la Oferta
------------------------------------------------------------------------------------
Menor de 100.000              4,75%              5,00%                4,00%
dolares
------------------------------------------------------------------------------------
$100.000 a $250.000           3,50%              3,60%                3,00%
------------------------------------------------------------------------------------
$250.000 a $500.000           2,50%              2,60%                2,00%
------------------------------------------------------------------------------------
$500.000 a $750.000           2,00%              2,04%                1,75%
------------------------------------------------------------------------------------
$750.000 a 1 millon           1,00%              1,01%                0,75%
------------------------------------------------------------------------------------
1 millon o mas de            Ninguno            Ninguno              Ninguno
dolares*
------------------------------------------------------------------------------------

* No paga al inicio un cargo por concepto de venta en el caso de compras de $1 millon o mas, pero si vende esas acciones (en cualquier Fondo Davis u otro fondo que no sea un Fondo Davis del Mercado Monetario Gubernamental (Davis Government Money Market Fund) en el transcurso del primer ano, se deducira un cargo diferido por concepto de venta del 0,75% del producto del rescate. Davis Distributors podra pagarle comisiones al comerciante registrado (sobre Fondos Davis que no sean Fondos Davis Gubernamentales del Mercado Monetario) de conformidad con la lista siguiente. La comision se pagara solo por compras que no estuvieron sujetas a un cargo inicial por concepto de ventas o a una concesion de comerciante.

         -------------------------------------------------------
                IMPORTE DE LA COMPRA              COMISION
         -------------------------------------------------------
           Primeros 3 millones de dolares           0,75%
         -------------------------------------------------------
          Siguientes 2 millones de dolares          0,50%
         -------------------------------------------------------
           Mayor de 5 millones de dolares           0,25%
         -------------------------------------------------------

En caso de que se pague una comision por compras de 1 millon o mas de dolares, se pagara al corredor con honorarios de distribucion recibidos del Fondo. En caso de que ya se haya llegado al limite de honorarios de distribucion del ano, el mismo Davis Distributors pagara las comisiones.

De acuerdo con lo mostrado en la tabla anterior, el cargo por ventas se reduce a medida que el importe de la compra se incrementa. Puede combinar las compras de diversas maneras para calificar y obtener un cargo menor por ventas.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 21

PUEDE COMBINAR LAS COMPRAS DE ACCIONES CLASE A:

o CON OTROS MIEMBROS DE SU FAMILIA. En caso de que compre acciones para usted, su conyuge y cualquier hijo menor de 21 anos, todas las acciones que compre se consideraran una sola compra.

o CON CIERTOS GRUPOS. En caso de que compre acciones a traves de un grupo organizado con un objetivo que no sea el de comprar acciones de fondos mutualistas, las compras se consideraran como una sola compra.

o A TRAVES DE PLANES DE BENEFICIOS PARA EMPLEADOS. En caso de que usted compre acciones a traves de cuentas fiduciarias y Cuentas de Retiro Individual (IRA, por sus siglas en ingles) de un solo patron, las compras se consideraran como una sola compra.

o DE ACUERDO CON UNA DECLARACION DE INTENCION. En caso de que firme una Declaracion de Intencion y se comprometa a comprar acciones Clase A por
     100.000 o mas dolares en el transcurso de un periodo de 13 meses, todas las acciones que compre durante ese periodo se consideraran una sola compra, exceptuando las compras en el Davis Government Money Market Fund. Antes de firmar una Declaracion de Intencion, lea por favor los terminos y condiciones establecidos en la Especificacion de Informacion Adicional. De acuerdo con una Declaracion de Intencion, usted se compromete a permitir que nuestro prestador de servicios, State Street Bank and Trust, conserve las acciones del fondo en deposito condicional para garantizar el pago de cualesquiera cargos por ventas que puedan aplicarsele, en caso de que invierta finalmente menos que la cantidad que se comprometio a invertir en el transcurso del periodo cubierto de 13 meses.

o DE ACUERDO CON DERECHOS DE ACUMULACION. Si asi notifica a su corredor o a nuestro distribuidor, Davis Distributors, puede incluir las acciones Clase A, B y C que ya posee al calcular el precio de su compra actual.

o CON ACCIONES CLASE A DE OTROS FONDOS DAVIS. Si compra acciones Clase A de este u otro Fondo Davis, todas las acciones que compre se consideraran una sola compra, incluyendo las acciones compradas de acuerdo con una Declaracion de Intencion o Derechos de Acumulacion.

RENUNCIAS DE CARGOS INICIALES POR VENTAS DE ACCIONES CLASE A

No aplicamos un cargo por ventas en compras de acciones Clase A a:

o    Inversiones en el Davis Government Money Market Fund.

o Accionistas que compran con dividendos o ganancias de capital que se reinvierten automaticamente.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 22

o Directores, funcionarios y empleados de cualquier Fondo Davis, del asesor de inversiones de cualquier Fondo Davis o sus afiliadas y sus familias inmediatas.

o Empleados y personas afiliadas a empresas de corredores que ofrecen acciones de cualquier Fondo Davis.

o Instituciones financieras que actuando como fiduciarias compran 250.000 o mas dolares.

o Planes de beneficios para empleados que compran a traves de una sola cuenta cubriendo por lo menos a 50 participantes.

o Cuentas de inversion ofrecidas por empresas de valores, asesores de inversion o planificadores financieros basados en honorarios, en que los cargos se calculan sobre el total del activo.

o    Gobiernos estatales y locales.

o Accionistas que compran en ciertas cuentas ofrecidas por empresas de valores que han celebrado contratos con el Fondo y que cargan honorarios basados en los activos de la cuenta.

Nota: Los inversionistas que compran acciones Clase A del Fondo Davis del Mercado Monetario Gubernamental (Davis Government Money Market Fund) no pagan cargos iniciales por concepto de ventas.

K  ACCIONES CLASE B

Las acciones Clase B pueden convenirle mas si esta dispuesto a pagar honorarios mayores de distribucion que los de las acciones Clase A durante ocho anos para evitar el pago de un cargo inicial por ventas:

o Usted compra las acciones al valor del activo neto (sin cargo inicial por ventas).

o    Usted puede invertir hasta 250.000 dolares en acciones Clase B.

o En caso de que venda acciones Clase B de cualquier Fondo Davis (excepto del Davis Government Money Market Fund) en un plazo de seis anos contados a partir de la fecha de compra, debe pagar un cargo diferido por ventas. Este cargo disminuye con el transcurso del tiempo mientras posea las acciones (ver la tabla siguiente). Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran mantenido en un fondo del mercado de dinero.

o Despues de que posea acciones Clase B durante ocho anos, estas se convierten automaticamente en acciones Clase A sin incurrir en cargo inicial por ventas. Los inversionistas de acciones Clase A pagan honorarios menores de distribucion.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 23

o Los inversionistas en acciones Clase B (excepto en las del Davis Government Money Market Fund) pagan honorarios de distribucion del 1% sobre el promedio diario del valor del activo neto cada ano de tenencia de sus acciones. Los gastos mayores se traducen en un rendimiento anual menor sobre el valor del activo neto.

Nota: Los inversionistas que compren acciones Clase B del Davis Government Money Market Fund no pagaran cargos diferidos por ventas, a menos que las acciones del fondo del mercado de dinero se reciban en canje de acciones de otros Fondos Davis (ver Canje de Acciones).


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 24

CARGOS DIFERIDOS POR VENTAS DE ACCIONES CLASE B

para todos los Fondos Davis, excepto el Davis Government Money Market Fund

--------------------------------------------------------------------------------
 VENTAS EFECTUADAS DESPUES DE LA       IMPORTE DEL CARGO DIFERIDO POR VENTAS
             COMPRA
--------------------------------------------------------------------------------
              Ano 1                                      4%
--------------------------------------------------------------------------------
           Anos 2 a 3                                    3%
--------------------------------------------------------------------------------
           Anos 4 a 5                                    2%
--------------------------------------------------------------------------------
              Ano 6                                      1%
--------------------------------------------------------------------------------
           Anos 7 a 8                                 Ninguno
--------------------------------------------------------------------------------

K  ACCIONES CLASE C

Las acciones Clase C pueden convenirle mas si esta dispuesto a pagar honorarios mayores de distribucion que los que pagan las acciones Clase A para evitar el pago de un cargo inicial por ventas:

o Usted compra las acciones al valor del activo neto (sin cargo inicial por ventas).

o    No puede invertir mas de 1 millon de dolares en acciones Clase C.

o Si vende acciones Clase C de cualquier Fondo Davis (excepto del Davis Government Money Market Fund) en un plazo de un ano contado a partir de la fecha de compra, debe pagar un cargo diferido por ventas de 1%. Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran mantenido en un fondo del mercado de dinero.

o Los inversionistas en acciones Clase C (excepto en el Davis Government Money Market Fund) pagaran honorarios de distribucion del 1% sobre el promedio diario del valor del activo neto cada ano de tenencia de sus acciones. Los gastos mayores se traducen en un rendimiento anual menor sobre el valor del activo neto.

K  CARGO DIFERIDO POR CONCEPTO DE VENTA

Si compra acciones sujetas a un cargo condicional diferido por concepto de venta y rescata cualesquiera de esas acciones durante el periodo aplicable de retencion para la clase de acciones de su propiedad, el cargo condicional diferido por concepto de venta se deducira del producto del rescate, a menos que sea elegible para obtener una de las renuncias descritas a continuacion. Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 25 mantenido en un fondo del mercado de dinero. Pagara un cargo diferido por concepto de venta en los casos siguientes:

o Como inversionista Clase A, solamente si compra acciones valuadas en 1 millon o mas de dolares sin cargo por ventas y las vende en un plazo de un ano contado a partir de la fecha de compra.


o Como inversionista Clase B, en caso de que venda acciones en un plazo de seis anos contados a partir de la fecha de compra. El porcentaje disminuye a medida que transcurre el periodo de seis anos.

o Como inversionista Clase C, en caso de que venda acciones en un plazo de un ano contado a partir de la fecha de compra.

Para mantener el cargo diferido por ventas en el minimo posible, nosotros venderemos primero las acciones de su cuenta que no esten sujetas a cargos diferidos por ventas (en caso de que existan). No aplicamos un cargo diferido por ventas sobre el importe del valor de su cuenta representado por un aumento en el valor del activo neto sobre el precio inicial de compra o sobre acciones adquiridas mediante la reinversion de dividendos o distribuciones de ganancias de capital. Para determinar si el cargo diferido por concepto de ventas se aplica a un rescate, rescatamos acciones en el orden siguiente:

o Acciones en su cuenta representadas por un aumento en el VAN, por encima del precio de compra inicial (plusvalia).

o Acciones adquiridas mediante la reinversion de dividendos y distribuciones de ganancias de capital.

o    Acciones que ya no estan sujetas al cargo diferido por ventas.

o Las acciones que se han tenido el periodo mas largo, pero que estan sujetas aun al cargo diferido por concepto de venta.

Nota: Los inversionistas que compren acciones Clase C del Davis Government Money Market Fund no pagaran cargos diferidos por ventas, a menos que las acciones del fondo del mercado de dinero se reciban en canje de acciones de otros Fondos Davis (ver Canje de Acciones).

RENUNCIAS DE CARGOS DIFERIDOS POR VENTAS

Renunciaremos a los cargos diferidos sobre las ventas de acciones Clase A, B y C de cualquier Fondo Davis en caso de que:

o Venda acciones Clase A que no estuvieron sujetas a una comision al momento de la compra (el importe de la compra totalizo 1 millon o mas de dolares y las acciones se mantuvieron durante mas de un ano).

o Usted (o un tenedor mancomunado registrado) muera o se haya determinado estar completamente incapacitado despues de la compra de acciones.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 26

o Usted venda acciones de acuerdo con un plan calificado de retiro o cuenta de retiro individual (IRA) que constituya un rendimiento no gravable de contribuciones para evitar sanciones.

o Su Fondo rescate las acciones restantes en su cuenta de acuerdo con un Rescate Involuntario.

o Usted califique para una excepcion relacionada con planes definidos de contribuciones. Estas excepciones se describen en la Especificacion de Informacion Adicional.

o Sea director, funcionario o empleado de Davis Selected Advisers o de una de sus afiliadas (o pariente de un director, funcionario o empleado).

o Usted venda acciones de acuerdo con el Plan Automatico de Retiro de Acciones, si el valor conjunto de las acciones rescatadas no excede del 12% del valor de la cuenta.*

En caso de que el valor del activo neto de las acciones que venda se hubiera incrementado desde que las compro, cualquier cargo diferido por ventas se basara en el costo original de las acciones.

* Puede establecerse un Plan Automatico de Retiro de Acciones como porcentaje o como importe fijo en dolares. Las acciones que pueden rescatarse sin cargo por ventas se vuelven a calcular como porcentaje del valor actual de mercado de la cuenta en la fecha de cada retiro. Si se establece como porcentaje, no se incurrira cargo por ventas independientemente de las fluctuaciones del mercado. Si se establece como importe fijo en dolares, puede incurrirse un cargo por ventas si el valor de mercado de la cuenta disminuye. Si usted rescata acciones ademas de las rescatadas de acuerdo con el Plan Automatico de Retiro de Acciones, puede aplicarse un cargo diferido por ventas sobre esas acciones y sobre los rescates subsecuentes en un plazo de 12 meses, independientemente de que dichos rescates se hagan de acuerdo con un Plan Automatico de Retiro de Acciones.

 ------------------------------------------------------------------------------
|    En caso de que tenga cualesquiera dudas adicionales acerca de la          |
|    seleccion de una clase de acciones, llamenos por favor sin cargo al       |
|    1-800-279-0279 durante horas habiles de 9 a.m. a 6 p.m. Hora Estandar     |
|    del Este. En caso de que aun no este seguro acerca de la clase que mas    |
|    le convenga, comuniquese con su asesor financiero.                        |
 ------------------------------------------------------------------------------


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 27

COMO ABRIR
UNA CUENTA
---------------------------------------------------------------------------

Puede abrir una cuenta si invierta, cuando menos, $1,000 al momento que abre la cuenta.

 ------------------------------------------------------------------------------
|                       TRES MANERAS DE ABRIR UNA CUENTA                       |
|                                                                              |
|     (1) POR CORREO. Llene el Formato de Solicitud y envielo por correo a     |
|     nuestro prestador de servicios, State Street Bank and Trust. Debe        |
|     firmar el Formato de Solicitud. Incluya un cheque pagadero a nombre de   |
|     DAVIS FUNDS o, en caso de cuenta de retiro, del custodio o fiduciario.   |
|     Todas las compras pagadas con cheque deben ser en dolares de E.U.A.      |
|     DAVIS FUNDS NO ACEPTARA CHEQUES DE TERCEROS, CHEQUES DE INICIO,          |
|     CHEQUES VIAJEROS U ORDENES DE PAGO.                                      |
|                                                                              |
|     (2) A TRAVES DE CORREDOR. Puede dar instrucciones a su corredor para     |
|     que pida y pague las acciones. En este caso, usted debe pagar            |
|     directamente a su corredor. Este pedira luego las acciones a nuestro     |
|     distribuidor, Davis Distributors. Tenga en cuenta por favor que su       |
|     corredor puede cobrarle honorarios o comisiones por la compra de las     |
|     acciones.                                                                |
|                                                                              |
|     (3) POR SERVICIO CABLEGRAFICO. Puede cablegrafiar fondos federales       |
|     directamente a nuestro prestador de servicios, State Street Bank and     |
|     Trust. Antes de cablegrafiar una inversion inicial, debe llamar a        |
|     Davis Distributors y obtener un numero de cuenta y el Formato de         |
|     Solicitud. Un representante del servicio a clientes le ayudara a hacer   |
|     cablegraficamente su inversion inicial. Despues de comprar               |
|     cablegraficamente, tendra que devolver el Formato de Solicitud a State   |
|     Street Bank and Trust. Para asegurarse de que la compra se acredite      |
|     apropiadamente, siga estas instrucciones para cablegrafiar fondos:       |
|                                                                              |
|                    State Street Bank and Trust Company                       |
|                    Boston, MA 02210                                          |
|                    Attn: Mutual Fund Services                                |
|                    DAVIS NEW YORK VENTURE FUND                               |
|                    Nombre del Accionista                                     |
|                    Numero de Cuenta del Accionista                           |
|                    Numero de Ruta Federal 011000028                          |
|                    Numero DDA 9904-606-2                                     |
|                                                                              |
 ------------------------------------------------------------------------------


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 28

K  CUENTAS PARA PLANES DE RETIRO

Puede invertir en Davis Funds utilizando cualquiera de estos tipos de cuentas para planes de retiro:

o    Cuentas Deducibles de Retiro Individual (IRA)

o    Cuentas No Deducibles de Retiro Individual

o    Cuentas Roth de Retiro Individual

o    Cuentas de Ahorros para Educacion Coverdell

o    Cuentas Simples de Retiro Individual

o Cuentas de Retiro Individual para Pensiones Simplificadas de Empleados (SEP, por sus siglas en ingles)

o    Planes 403(b)

State Street Bank and Trust actua como custodio (prestador de servicios) de los planes de retiro y cobra honorarios anuales de 10 dolares por mantenimiento a los participantes, independientemente del numero de planes establecidos por Numero de Seguro Social. Estos honorarios se deducen automaticamente de cada cuenta, a menos que usted elija pagarlos directamente. Para abrir una cuenta con plan de retiro, debe llenar un formato especial de solicitud que puede pedir llamando a Davis Distributors.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 29

COMO
COMPRAR, VENDER Y CANJEAR ACCIONES
--------------------------------------------------------------------------------

Una vez establecida su cuenta con Davis Funds, puede incrementar o retirar de su inversion. En esta seccion se proporciona un resumen de los tipos de operaciones que puede efectuar como accionista de los Fondos Davis. Se incluye como iniciar estas operaciones y los cargos que pueden incurrirse (en caso de que existan) al comprar, vender y canjear acciones.

 ------------------------------------------------------------------------------
|               TRES MANERAS DE COMPRAR, VENDER Y CANJEAR ACCIONES             |
|                                                                              |
|     (1) POR TELEFONO. Llame al 1-800-279-0279. Puede hablar directamente     |
|     con un representante de Davis Funds en nuestras horas habiles (de 9      |
|     a.m. a 6 p.m. Hora Estandar del Este) o utilizar nuestro sistema         |
|     telefonico automatico a cualquier hora, dia o noche.                     |
|                                                                              |
|     (2) POR CORREO. Envie la solicitud a nuestro prestador de servicios,     |
|     State Street Bank and Trust Company.                                     |
|                                                                              |
|                    Correo normal:                                            |
|                    State Street Bank and Trust Company                       |
|                    c/o Davis Funds                                           |
|                    P.O. Box 8406, Boston, MA 02266-8406                      |
|                                                                              |
|                    Servicio rapido de envio:                                 |
|                    State Street Bank and Trust Company                       |
|                    c/o Davis Funds                                           |
|                    66 Brooks Drive, Braintree, MA 02184                      |
|                                                                              |
|     (3) A TRAVES DE CORREDOR. Comuniquese con un corredor, que efectuara     |
|     la operacion a traves de nuestro distribuidor, Davis Distributors.       |
|     Tenga presente por favor que su corredor puede cobrarle honorarios o     |
|     comisiones por la realizacion de cada operacion.                         |
|                                                                              |
 ------------------------------------------------------------------------------

Davis Funds no emite titulos para ninguna clase de acciones. En vez de eso, las acciones compradas se acreditan automaticamente a una cuenta que State Street Bank and Trust lleva para usted en los libros de Davis Funds. Usted recibira un estado mostrando los detalles de la operacion


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 30 y cualesquiera otras operaciones que haya realizado durante el ano corriente, cada vez que incremente o retire de su cuenta.

K  CUANDO SE PROCESAN SUS OPERACIONES

El precio por accion para compras o ventas efectuadas a traves de nuestro distribuidor, Davis Distributors, se procesara el mismo dia si el pedido se recibe antes de las 4 p.m. Hora Estandar del Este. En caso de que State Street Bank and Trust requiera documentos adicionales para completar la compra o venta, el precio de la operacion se determinara al cierre de negocios, despues de recibir todos los documentos requeridos.

Para que su operacion surta efectos a partir del dia en que usted coloco el pedido con su corredor u otra institucion financiera, el o ella debe:

o    Recibir su pedido antes de las 4 p.m. Hora Estandar del Este.

o    Transmitir inmediatamente el pedido a State Street Bank and Trust.

K  COMPRA DE MAS ACCIONES

Puede comprar mas acciones en cualquier momento, por correo o a traves de un corredor. El importe minimo de la compra es 25 dolares.

Al comprar acciones por correo, envie un cheque pagadero a DAVIS FUNDS por el importe de la compra a nuestro prestador de servicios, State Street Bank and Trust. Si tiene el formato de compra de su estado mas reciente, envielo con su cheque. Si no tiene un formato de compra, incluya una carta con su cheque especificando el nombre del fondo, la clase de acciones que desea comprar y su numero de cuenta.

Pueden cobrarsele honorarios por servicio o una comision por la realizacion de la transaccion al comprar acciones a traves de un corredor.

REALIZACION DE INVERSIONES AUTOMATICAS

Una manera facil de incrementar sus inversiones en este u otro Fondo Davis es firmar el PLAN DE INVERSIONES AUTOMATICAS. De acuerdo con este plan, usted da instrucciones para que se tome una cantidad establecida de dinero de su cuenta bancaria y se invierta en acciones del Fondo. El importe minimo que puede invertir cada mes es 25 dolares. Si cumple el requerimiento minimo en el transcurso de un ano, se renunciara el minimo de cuenta de 1.000 dolares.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 31

Las compras pueden procesarse electronicamente cualquier dia del mes entre los dias 5 y 28 si la institucion que presta servicios a su cuenta bancaria es miembro del sistema de la Camara Automatizada de Compensaciones. El cargo debe aparecer en el estado siguiente de su cuenta bancaria.

Para firmar el Plan de Inversiones Automaticas, llene la seccion adecuada del Formato de Solicitud. Si desea establecer este plan despues de que se ha abierto su cuenta, debera proporcionar una carta de instrucciones firmada por el (los) cuentahabiente(s). Usted puede suspender la realizacion de inversiones automaticas en cualquier momento llamando a Davis Distributors.

Ademas, puede utilizar nuestro Programa de Diversificacion de Dividendos para comprar mas acciones en cualquier Fondo Davis. VEA UNA VEZ QUE INVIERTE EN LOS FONDOS DAVIS.

Nota: La mayoria de los bancos emplean el sistema de Casa de Compensacion Automatizada para la transferencia electronica de dinero a y de su cuenta bancaria y la Reserva Federal reglamenta este sistema.

K  VENTA DE ACCIONES

Puede revender todas o parte de sus acciones en cualquier Fondo Davis en que invierta (esta operacion se conoce como rescate) en cualquier dia habil, al valor del activo neto menos cualesquiera cargos pagaderos por ventas. Puede vender acciones por telefono, correo o a traves de un corredor.

Al vender acciones por correo, indique el numero de acciones o el importe en dolares que desee rescatar y envie la solicitud a nuestro prestador de servicios, State Street Bank and Trust. En caso de que desee vender acciones propiedad de mas de una persona, todos los propietarios deben firmar la solicitud de rescate. Puede requerirsele que garantice las firmas de los propietarios (ver enseguida GARANTIA DE FIRMAS).

Al vender acciones a traves de un corredor, pueden cobrarsele honorarios por servicio o una comision por la realizacion de la operacion.

Los fondos provenientes del rescate se le pagan usualmente por cheque dentro de los siete dias contados a partir de la fecha en que State Street Bank and Trust reciba la solicitud apropiada de venta. Podra rescatar acciones una vez que haya pasado un periodo suficiente para que State Street Bank and Trust pueda estar razonablemente seguro que los cheques o giros (incluso cheques certificados o de caja) hayan sido compensados, lo que tarda normalmente 15 dias calendario.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 32

PRIVILEGIO DE LIBRAR CHEQUES PARA EL FONDO DAVIS DEL MERCADO
MONETARIO GUBERNAMENTAL

Puede solicitar la capacidad de utilizar su cuenta del Fondo Davis del Mercado Monetario Gubernamental como cuenta de cheques si:

o    Es tenedor de acciones Clase A.

o    No esta invirtiendo mediante un plan de retiro o un IRA.

Los inversionistas del Fondo Davis del Mercado Monetario Gubernamental con privilegios para librar cheques, pueden librarlos por $100 o mas de sus cuentas, sujeto a las reglas prescritas por State Street Bank and Trust.

Librar cheques es una forma de vender acciones y dirigir el producto a un tercero. Cuando se presenta un cheque del Fondo Davis del Mercado Monetario Gubernamental a State Street Bank and Trust para su pago, el banco rescatara un numero suficiente de acciones en su cuenta para cubrir el monto del cheque. Si ha tenido movimientos recientes en su cuenta del Fondo Davis del Mercado Monetario Gubernamental, posiblemente no se disponga de fondos para cubrir sus cheques. Por ejemplo (1) si ha rescatado o intercambiado fondos de su cuenta del Fondo Davis del Mercado Monetario Gubernamental, posiblemente no queden fondos suficientes para cubrir su cheque; (2) si ha comprado acciones recientemente en su cuenta del Fondo Davis del Mercado Monetario Gubernamental, los fondos pueden estar aun dentro del periodo de 15 dias en calidad de no cobrados; o (3) si los fondos fueron intercambiados a cuenta de su Fondo Davis del Mercado Monetario Gubernamental provenientes de otro Fondo Davis, dichos fondos posiblemente aun puedan estar dentro del periodo de 15 dias en calidad de no cobrados.

Para calificar para los PRIVILEGIOS PARA LIBRAR CHEQUES, llene la seccion apropiada en su Solicitud.

Si libra un cheque en su Fondo Davis del Mercado Monetario Gubernamental y no tiene acciones suficientes en su cuenta para cubrir el cheque, o si se presentara su cheque antes de que se haya compensado el cheque con el que realizo la compra, a su cuenta se le cargara una cuota por fondos insuficientes de $20,00. Puede obtener mas informacion acerca de los privilegios de librar cheques en la Declaracion de Informacion Adicional de la Series de Davis. Davis Fund y State Street Bank and Trust se reservan el derecho de modificar o rescindir el servicio para librar cheques en cualquier momento.

LO QUE NECESITA SABER ANTES DE VENDER SUS ACCIONES

o    Siempre recibira efectivo por ventas con un total menor de 250.000 dolares
     o del 1% del valor del activo neto del Fondo durante cualquier


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 33 periodo de 90 dias. Cualesquiera ventas mayores del limite de efectivo pueden pagarse con valores y significaria que tendria que pagar comision al corredor en caso de que vendiera los valores.

o Necesitara una garantia de firmas en una carta poder sobre acciones o solicitud de rescate por ventas que se paguen con cheque por un total mayor de 100.000 dolares. No obstante, en caso de que su domicilio registrado haya cambiado en los ultimos 30 dias o si desea enviar los fondos del rescate a una tercera persona, necesitara una garantia de firmas para todas las ventas.

o Davis Funds emitia titulos de acciones en el pasado. En caso de que se haya emitido un titulo por las acciones que usted desea vender, el mismo debe enviarse por correo certificado a State Street Bank and Trust, con una carta de instrucciones firmada por el propietario o propietarios.

o Una venta puede producir una ganancia o perdida. Las ganancias pueden estar sujetas a impuestos.

o La Comision de Valores y Bolsas puede suspender el pago de las ventas en ciertas circunstancias de emergencia en caso de que la Bolsa de Valores de Nueva York cierre por razones distintas a los cierres habituales y dias de fiesta.

GARANTIA MEDALLION DE FIRMA. A fin de protegerlo a usted y a Davis Funds contra fraudes, determinadas solicitudes de rescate deben realizarse por escrito, y su firma debera garantizarse. Una Garantia Medallion de Firma es un endose escrito de una institucion garante elegible de que la(s) firma(s) en la solicitud escrita es (son) valida(s). Determinados bancos comerciales, companias fiduciarias, asociaciones de ahorro, uniones de credito y miembros de una bolsa de valores de los Estados Unidos participan en el programa de la Garantia Medallion de Firma. No puede aceptarse otra manera de verificacion de firmas.

CARTA PODER SOBRE ACCIONES. Esta es una carta de instrucciones firmada por el propietario de las acciones en la que se concede autorizacion a State Street Bank and Trust para traspasar la propiedad de las acciones a otra persona o grupo. En cualquier traspaso de propiedad se requiere una garantia de todas las firmas de los accionistas de la manera precitada.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 34

 ------------------------------------------------------------------------------
|     Puede aplicarsele un cargo diferido por ventas al vender o retirar en    |
|     caso de que:                                                             |
|                                                                              |
|     o   Compre 1 millon o mas de dolares de acciones Clase A y las venda en  |
|         un plazo de un ano contados a partir de la fecha de compra.          |
|                                                                              |
|     o   Venda acciones Clase B en un plazo de seis anos contados a partir de |
|         la fecha de compra.                                                  |
|                                                                              |
|     o   Venda acciones Clase C en un plazo de un ano contado a partir de la  |
|         fecha de compra.                                                     |
 ------------------------------------------------------------------------------

EN CASO DE QUE DECIDA RECOMPRAR ACCIONES QUE VENDIO

En caso de que decida recomprar algunas o todas las acciones que vendio en un Fondo Davis en un plazo de 60 dias contados a partir de la fecha de venta y nos notifica por escrito, puede aprovechar el PRIVILEGIO DE COMPRAS SUBSECUENTES. Con este privilegio, que puede utilizarse una vez solamente, no se le aplicara el cargo por ventas y cualquier cargo diferido por ventas que haya pagado sobre la venta original se acreditara a su cuenta. Las acciones se compraran al precio actual y se acreditaran en el mismo Fondo Davis y misma cuenta. Debe enviar una carta a nuestro prestador de servicios, State Street Bank and Trust, junto con un cheque por el importe de las acciones recompradas.

EN CASO DE QUE EL SALDO DE SU CUENTA SEA MENOR DE 500 DOLARES

Con vigencia a partir del 1(degree) de septiembre de 2003, se cobrara una cuota anual de $10 a todas las cuentas que tengan menos de $500 debido a un rescate o un intercambio, incluso cuentas que esten en proceso de restitucion al estado. No se cobrara la cuota a las cuentas nuevas en las que el cuentahabiente tiene un plazo de un ano para establecer la inversion inicial minima. Esta cuota se cobrara a su cuenta en septiembre de cada ano.

En caso de que el saldo de su cuenta sea menor de 250 dolares debido a un rescate o canje, podemos vender sus acciones restantes en el Fondo al valor del activo neto. Primero le notificaremos por correo con por lo menos 60 dias de anticipacion que puede realizarse un RESCATE INVOLUNTARIO. El rescate involuntario se cancelara en caso de que pueda aumentar su saldo a mas de 250 dolares durante el transcurso del periodo de la


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 35 notificacion. Se cancelara el Rescate Involuntario, pero se le continuara cobrando la cuota anual de $10 a menos que aumente el saldo de su cuenta a $500.

RETIROS AUTOMATICOS DE LAS CUENTAS

En caso de que el saldo de su cuenta sea mayor de 10.000 dolares, puede vender una cantidad establecida en dolares o como porcentaje cada mes o trimestre (para cuentas de retiro o IRA's, los retiros podran establecerse en una base anual). Debido a que sus retiros son ventas, estas pueden producir una ganancia o perdida. En caso de que compre acciones adicionales al mismo tiempo que efectue un retiro, es posible que tenga que pagar impuestos y una comision por ventas. Al participar en este plan, conocido como PLAN AUTOMATICO DE RETIROS, las acciones se venden de manera que recibira el pago mediante alguno de los tres metodos siguientes:

o Puede recibir los fondos en el domicilio registrado, siempre que este domicilio no haya cambiado durante un periodo no menor de 30 dias. Estos fondos se envian mediante cheque el o despues del dia 25 del mes.

o Puede tambien optar por recibir los fondos a traves de la Camara Automatizada de Compensaciones (ACH, por sus siglas en ingles) en la institucion bancaria que elija. Puede escoger una fecha de giro a traves de la ACH entre los dias 5 y 28 del mes. Debe llenar la seccion apropiada del Formato de Solicitud. Una vez establecida su cuenta, debe presentar una carta de instrucciones con garantia de firmas para otorgar un Plan de Retiros Automaticos a traves de la ACH.

o Puede ordenar que los fondos se envien mediante cheque a una tercera persona a un domicilio distinto al registrado. Debe llenar la seccion adecuada del Formato de Solicitud. Una vez establecida su cuenta, debe presentar una carta de instrucciones con garantia de firmas para designar a la tercera persona beneficiaria.

En cualquier momento puede suspender los retiros automaticos sin cargo o sancion, llamando a Davis Distributors o notificando al representante de servicios por escrito.

TRANSFERENCIAS CABLEGRAFICAS A SU CUENTA BANCARIA POR VENTAS

Puede calificar para que los fondos provenientes de sus rescates se transfieran electronicamente a una cuenta bancaria comercial mediante el servicio cablegrafico de fondos federales. State Street Bank and Trust


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 36 cobra 5 dolares por servicio cablegrafico y es posible que los bancos receptores cobren tambien este servicio. El rescate mediante el servicio cablegrafico de fondos federales se acredita generalmente en su cuenta bancaria el dia habil siguiente al dia a la venta. Alternativamente, el rescate a traves de la Camara Automatizada de Compensaciones se recibira generalmente en su banco dos dias habiles despues de la venta. Para que los fondos provenientes de rescates se envien a traves del servicio cablegrafico a su banco, debe llenar primero la seccion de Instrucciones Bancarias del formato de solicitud de la cuenta y adjuntar un cheque cancelado o una ficha de deposito. En caso de que ya se haya establecido la cuenta, debe presentarse un Formato de Servicio a Cuentas o una carta de instrucciones con garantia de firmas y una copia de un cheque cancelado
o ficha de deposito.

K  CANJE DE ACCIONES

Puede vender acciones de cualquier Fondo Davis para comprar acciones de la misma clase de cualquier otro Fondo Davis sin tener que pagar un cargo por ventas. Esta operacion se conoce como canje. Solo puede intercambiar acciones de su cuenta, dentro de la misma clase de acciones y bajo el mismo registro. Puede canjear acciones por telefono, correo o a traves de un corredor. El canje inicial debe tener por lo menos un importe de 1.000 dolares para una cuenta sin plan de retiro (a menos que participe en el Programa de Canje Automatizado). Los canjes se realizan normalmente el mismo dia en que se recibe la solicitud en la forma adecuada (todos los documentos, firmas necesarios, etc.), a mas tardar a las 4 p.m. Hora Estandar del Este.

Las acciones de los distintos Fondos Davis pueden canjearse al valor relativo del activo neto. No obstante, en caso de canje de cualesquiera acciones de los Fondos Davis, sujetas a un cargo diferido por ventas, Declaracion de Intencion o a cualquier otra limitacion, la limitacion continuara aplicandose a las acciones que se reciban en canje. Al canjear acciones de un Fondo Davis por acciones del Davis Government Money Market Fund, el periodo de tenencia de cualquier cargo diferido por ventas no continuara aplicandose durante el tiempo que posea las acciones del Davis Government Money Market Fund. Por ejemplo, las acciones Clase B estan sujetas a un cargo decreciente por ventas durante seis anos. Cualquier periodo en que usted invierta en acciones del Davis Government Money Market Fund se agregara al periodo de seis anos del cargo decreciente por ventas.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 37

Al canjear acciones por correo, debe enviar a nuestro proveedor de servicios, State Street Bank and Trust, una solicitud escrita para el canje. Davis Funds emitia titulos de acciones en el pasado. En caso de que desee canjear acciones por las que posee titulos de acciones, estos deben enviarse por correo certificado a State Street Bank and Trust con una carta de instrucciones firmada por el propietario o propietarios. Se conoce como rescate la operacion en que sus acciones se venden y cobran en efectivo. Vea por favor la seccion LO QUE NECESITA SABER ANTES DE VENDER SUS ACCIONES en cuanto a las restricciones que podrian aplicarse a este tipo de operacion.

Al canjear acciones a traves de un corredor, pueden cobrarsele honorarios por servicio o una comision por cada operacion.

Antes de decidir hacer un canje, debe obtener el prospecto actual del Fondo Davis deseado. Para efectos de impuesto sobre la renta, los canjes entre Fondos Davis se consideran una venta y una compra. Por lo tanto, habra generalmente que reconocer una ganancia o perdida de capital debida al canje.

Existen limites para el numero de canjes que usted puede hacer anualmente. Actualmente, se permiten cuatro canjes entre Fondos Davis durante un periodo de doce meses. Puede hacer un numero ilimitado de canjes con las acciones del Davis Government Money Market Fund. Los canjes automaticos se excluyen de esta disposicion. Davis Distributors debe aprobar por escrito los canjes que excedan el limite.

Los Davis Funds no han sido disenados para organizaciones profesionales encargadas de la deteccion de oportunidades en el mercado u otras organizaciones
o personas dedicadas a estrategias de deteccion de oportunidades en el mercado, intercambios programados, intercambios frecuentes o intercambios que son grandes en relacion al total de activos del Fondo. Las estrategias de deteccion de oportunidades en el mercado desorganizan el Fondo. Si Davis Funds determina que sus patrones de intercambio reflejan una estrategia de determinacion de oportunidades en el mercado, Davis Funds se reserva el derecho de emprender cualquier accion permitida conforme las reglas y normas aplicables, incluyendo en forma enunciativa, pero no limitativa: (i) rehusarse a aceptar sus ordenes para comprar acciones del Fondo, y/o (ii) restringir la disponibilidad de los intercambios mediante solicitudes


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 38 telefonicas, transmision por facsimil, servicios telefonicos automatizados, servicios de Internet o cualquier servicio de transferencia electronica.

 ------------------------------------------------------------------------------
|         PUEDE HACER CANJES ENTRE CUALQUIERA DE LOS FONDOS DAVIS              |
|                   SIN PAGAR CARGOS ADICIONALES POR VENTAS                    |
|                                                                              |
|     FONDOS DE RENTA VARIABLE                                                 |
|                                                                              |
|     o    Davis New York Venture Fund                                         |
|                                                                              |
|     o    Davis Opportunity Fund                                              |
|                                                                              |
|     o    Davis Financial Fund                                                |
|                                                                              |
|     o    Davis International Total Return Fund                               |
|                                                                              |
|     FONDOS DE CRECIMIENTO Y RENDIMIENTO                                      |
|                                                                              |
|     o    Davis Real Estate Fund                                              |
|                                                                              |
|     o    Davis Convertible Securities Fund                                   |
|                                                                              |
|     FONDO DE BONOS DE TESORERIA                                              |
|                                                                              |
|     o    Davis Government Bond Fund                                          |
|                                                                              |
|     FONDO GUBERNAMENTAL DEL MERCADO MONETARIO                                |
|                                                                              |
|     o    Davis Government Money Market Fund                                  |
|                                                                              |
|     Para obtener informacion adicional acerca de cualquier otro Fondo        |
|     Davis, incluyendo riesgos, cargos y gastos, solicite un prospecto.       |
|     Lealo cuidadosamente antes de invertir o enviar dinero.                  |
 ------------------------------------------------------------------------------

REALIZACION DE CANJES AUTOMATICOS

Puede optar por hacer canjes automaticos mensuales si todas las cuentas involucradas estan registradas bajo el mismo nombre y tienen un valor inicial minimo de 1.000 dolares. Para participar en este programa, conocido como PROGRAMA DE CANJES Automaticos, debe canjear por lo menos 25 dolares. Para suscribirse a este programa, llene la seccion adecuada del Formato de Solicitud. Si ya se ha establecido su cuenta, podra ponerse en contacto con nuestro departamento de servicio a clientes para establecer este programa.

K  TRANSACCIONES TELEFONICAS

Un beneficio de invertir a traves de Davis Funds es que puede usar nuestro sistema telefonico automatico para comprar, vender o canjear


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 39 acciones. Si no desea que se active esta opcion para su cuenta, llene la seccion adecuada del Formato de Solicitud.

Al llamar a Davis Distributors, puede realizar operaciones con Davis Funds de una o dos maneras:

o Hablar directamente con un representante durante horas habiles (de 9 a.m. a 6 p.m. Hora Estandar del Este).

o Si tiene un telefono TouchTone(TM), puede usar el sistema telefonico automatizado, conocido como ACCESO DIRECTO A DAVIS, 24 horas al dia, siete dias a la semana.

Si desea vender acciones por telefono y recibir un cheque por correo:

o    El importe maximo que puede expedirse es 100.000 dolares.

o El cheque puede expedirse solamente a nombre del propietario registrado de la cuenta.

o    El cheque debe enviarse al domicilio registrado con Davis Distributors.

o    Su domicilio actual debe estar registrado durante 30 dias por lo menos.

Al comprar, vender o canjear acciones por telefono, usted acepta que Davis Funds no es responsable por atender instrucciones telefonicas consideradas legitimas (es decir, ordenadas por el tenedor de la cuenta o su representante registrado en nuestro archivo). Tenemos ciertos procedimientos para confirmar que sus instrucciones son legitimas, incluyendo una solicitud de identificacion personal y la grabacion de la conversacion telefonica. Si no se utilizan estos procedimientos, el Fondo puede ser responsable de cualquier perdida por instrucciones no autorizadas.

Tenga presente que durante condiciones extraordinarias del mercado es posible que Davis Funds no pueda aceptar todas las solicitudes telefonicas.

K  TRANSACCIONES POR INTERNET

Puede usar nuestra pagina electronica--WWW.DAVISFUNDS.COM--para revisar el saldo de su cuenta y las transacciones recientes. Su cuenta puede calificar para obtener el privilegio de comprar, vender o canjear acciones en linea. Tambien puede solicitar que se le envien por correo electronico estados de confirmacion e informacion resumida de impuestos a la direccion registrada. Revise por favor nuestra pagina electronica para obtener informacion mas detallada. Si no desea que se active esta opcion


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 40 para su cuenta, comuniquese por favor con nuestro departamento de servicio a clientes.

Para tener acceso a sus cuentas, necesitara el nombre de los fondos en que tiene inversiones, un numero de cuenta y su Numero de Seguro Social. Davis Funds proporciona una confirmacion escrita de su acceso inicial y siempre que compre, venda o canjee acciones. Tambien debe establecer un Numero de Identificacion Personal (NIP) unico y confidencial. Cada vez que desee tener acceso a su cuenta Davis en linea se le requiere ese NIP.

Al comprar, vender o canjear por Internet, acepta que Davis Funds no es responsable por atender instrucciones consideradas legitimas (es decir, ordenadas por el tenedor de la cuenta o su representante registrado en nuestro archivo). Tenemos ciertos procedimientos para confirmar que sus instrucciones son legitimas. En caso de que no se utilicen estos procedimientos, el Fondo puede ser responsable de cualquier perdida por instrucciones no autorizadas.

PUEDE USAR EL ACCESO DIRECTO A DAVIS PARA:

o    Obtener el precio, rendimiento total y la descripcion de cualquier Fondo
       Davis.

o Verificar el saldo de su cuenta y otra informacion relacionada con la misma.

o    Comprar, vender y canjear acciones.*

o Obtener la direccion postal e instrucciones de cablegrafiar para cualquier Fondo Davis.

* Las Cuentas de Retiro pueden estar sujetas a restricciones.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 41

OTRA
INFORMACION
--------------------------------------------------------------------------------

K  DIVIDENDOS Y DISTRIBUCIONES

o Los Fondos Davis de Renta Variable (v.g. Davis New York Venture Fund, Davis Opportunity Fund, Davis Financial Fund y Davis International Total Return
     Fund), distribuyen generalmente sus dividendos y ganancias distribuibles, en caso de haberlos, en diciembre.

o Los Fondos Davis de Crecimiento e Ingreso (v.g. Fondos Inmobiliarios Davis y Fondos Davis de Valores Convertibles) distribuyen generalmente los dividendos y las ganancias trimestrales y distribuibles, en caso de haberlas, en diciembre.

o El Fondo Davis de Bonos de Gobierno y el Fondo Davis del Mercado Monetario Gubernamental distribuye generalmente los dividendos mensualmente. El Fondo Davis de Bonos de Gobierno distribuye generalmente las ganancias distribuibles, en caso de haberlas, en diciembre. El Fondo Davis del Mercado Monetario Gubernamental generalmente no distribuye ganancias distribuibles.

o Cuando se distribuyen dividendos o ganancias distribuibles, el valor del activo neto por accion se reduce en la suma del pago. El valor del activo neto del Fondo Davis del Mercado Monetario Gubernamental no se ve afectado por el pago de los dividendos.

Puede optar por reinvertir las distribuciones de dividendos y/o de ganancias distribuibles para comprar acciones adicionales de este Fondo o de cualquier otro Fondo Davis, o podra optar por recibirlos en efectivo. Muchos accionistas no optan por recibir las distribuciones de ganancias distribuibles en efectivo, debido a que estas distribuciones reducen el valor del capital.

K  EVENTOS FINANCIEROS SOBRESALIENTES

Estos cuadros se disenaron para mostrarle el rendimiento financiero del Davis New York Venture Fund durante los cinco anos pasados, suponiendo que se reinvirtieron todos los dividendos y ganancias de capital. Una parte de la informacion refleja los resultados financieros de una sola accion del Fondo. Los rendimientos totales representan la tasa a la que un inversionista habria ganado (o perdido) dinero en una inversion en el Fondo.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 42

Esta informacion ha sido auditada por KPMG LLP. En el informe anual, que esta disponible a solicitud, se incluye el informe de KPMG LLP, junto con los estados financieros del Fondo.

DAVIS NEW YORK VENTURE FUND

Eventos Financieros Sobresalientes
Acciones Clase A

Eventos financieros sobresalientes de una accion comun en circulacion durante cada periodo completo

                                             ANO TERMINADO EL 31 DE JULIO DE

                                         2002     2001      2000     1999     1998
VALOR DEL ACTIVO NETO, INICIO DEL      $25,99   $30,64    $27,73   $24,31   $22,91
    PERIODO

PRODUCTO (Perdida) DE OPERACIONES
    DE INVERSION
  Producto Neto de Inversiones            ,12      ,11       ,08      ,14      ,20
  Ganancias (Perdidas) Netas
   Realizadas y No Realizadas           (4,61)   (2,07)     3,45     3,87     2,26
  Total de Operaciones de Inversion     (4,49)   (1,96)     3,53     4,01     2,46

DIVIDENDOS Y DISTRIBUCIONES
  Dividendos del Producto Neto           (,03)    (,04)       --(3)  (,11)    (,23)
   de Inversiones
  Distribuciones que Exceden el            --     (,01)       --       --       --
   Producto Neto de Inversiones
  Distrib. de Ganancias Realizadas         --    (2,64)     (,62)    (,48)    (,83)
  Total de Dividendos y                  (,03)   (2,69)     (,62)    (,59)   (1,06)
   Distribuciones

VALOR DEL ACTIVO NETO, FINAL DEL       $21,47   $25,99    $30,64   $27,73   $24,31
    PERIODO

RENDIMIENTO TOTAL(1)                   (17,29)%  (6,70)%   12,99%   16,85%   11,16%

RAZONES/DATOS SUPLEMENTARIOS
  Activo Neto, Final del Periodo       $8.734  $10.678    $9.539   $7.443   $6.458
   (en 000,000)
  Razon de Gastos a Activo Neto           ,92%     ,89%      ,88%     ,90%     ,91%
   Promedio
  Razon de Producto Neto de               ,49%     ,50%      ,31%     ,56%     ,80%
   Inversiones a Activo Neto
   Promedio
  Tasa de Rotacion de la Cartera(2)        22%      15%       29%      25%      11%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) La Tasa de Rotacion de la Cartera se define como lo que sea menor entre las compras o ventas de valores en cartera durante un periodo, divididas entre el promedio mensual del valor de mercado de los valores en cartera, de los que se sea tenedor durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.

(3) Menos de $0,005 dolares por accion.

VER NOTAS A LOS ESTADOS FINANCIEROS


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 43

DAVIS NEW YORK VENTURE FUND

Eventos Financieros Sobresalientes
Acciones Clase B

eventos financieros sobresalientes de una accion comun en circulacion durante cada periodo completo

                                               ANO TERMINADO EL 31 DE JULIO DE

                                         2002     2001      2000     1999     1998
VALOR DEL ACTIVO NETO, INICIO DEL      $25,09   $29,85    $27,25   $24,00   $22,64
    PERIODO

PRODUCTO (Perdida) DE OPERACIONES
    DE INVERSION
  Producto (Perdida) Neto(a) de          (,09)    (,03)     (,23)    (,14)     ,01
   Inversiones
  Ganancias (Perdidas) Netas            (4,42)   (2,09)     3,45     3,87     2,23
   Realizadas y No Realizadas
  Total de Operaciones de Inversion     (4,51)   (2,12)     3,22     3,73     2,24

DIVIDENDOS Y DISTRIBUCIONES
  Dividendos del Producto Neto             --       --        --       --     (,05)
   de Inversiones
  Distribuciones de Ganancias              --    (2,64)     (,62)    (,48)    (,83)
   Realizadas
  Total de Dividendos y                    --    (2,64)     (,62)    (,48)    (,88)
   Distribuciones

VALOR DEL ACTIVO NETO, FINAL DEL       $20,58   $25,09    $29,85   $27,25   $24,00
    PERIODO

RENDIMIENTO TOTAL(1)                   (17,98)%  (7,46)%   12,06%   15,84%   10,22%

RAZONES/DATOS SUPLEMENTARIOS
  Activo Neto, Final del Periodo       $4.874   $6.303    $5.724   $4.405   $3.123
   (en 000,000)
  Razon de Gastos a Activo Neto          1,72%    1,71%     1,71%    1,74%    1,79%
    Promedio
  Razon de Perdida Neta de               (,31)%   (,32)%    (,52)%   (,28)%   (,08)%
    Inversiones a Activo Neto
    Promedio
  Tasa de Rotacion de la Cartera(2)        22%      15%       29%      25%      11%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) La Tasa de Rotacion de la Cartera se define como lo que sea menor entre las compras o ventas de valores en cartera durante un periodo, divididas entre el promedio mensual del valor de mercado de los valores en cartera, de los que se sea tenedor durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.

VER NOTAS A LOS ESTADOS FINANCIEROS


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 44

DAVIS NEW YORK VENTURE FUND

Eventos Financieros Sobresalientes
Acciones Clase C

eventos financieros sobresalientes de una accion comun en circulacion durante cada periodo completo

                                              ANO TERMINADO EL 31 DE JULIO DE

                                         2002     2001      2000     1999     1998
VALOR DEL ACTIVO NETO, INICIO DEL      $25,24   $30,00    $27,38   $24,09   $22,72
    PERIODO

PRODUCTO (Perdida) DE OPERACIONES
    DE INVERSION
  Producto (Perdida) Neto(a) de          (,08)    (,02)     (,21)    (,10)      ,02
    Inversiones
  Ganancias (Perdidas) Netas            (4,45)   (2,10)      3,45     3,87     2,24
    Realizadas y No Realizadas
  Total de Operaciones de Inversion     (4,53)   (2,12)      3,24     3,77     2,26

DIVIDENDOS Y DISTRIBUCIONES
  Dividendos del Producto Neto             --       --        --       --    (,06)
   de Inversiones
  Distribuciones de Ganancias              --    (2,64)     (,62)    (,48)    (,83)
   Realizadas
  Total de Dividendos y                    --    (2,64)     (,62)    (,48)    (,89)
   Distribuciones

VALOR DEL ACTIVO NETO, FINAL DEL       $20,71   $25,24    $30,00   $27,38   $24,09
    PERIODO

RENDIMIENTO TOTAL(1)                   (17,95)%  (7,42)%   12,07%   15,95%   10,27%

RAZONES/DATOS SUPLEMENTARIOS
  Activo Neto, Final del Periodo       $3.004   $3.825    $3.021   $1.934   $1.391
   (en 000,000)
  Razon de Gastos a Activo Neto          1,70%    1,68%     1,69%    1,72%    1,71%
   Promedio
  Razon de Producto (Perdida)            (,29)%   (,29)%    (,50)%   (,26)%    ,00%
   Neto(a) de Inversiones a
   Activo Neto Promedio
  Tasa de Rotacion de la Cartera(2)        22%      15%       29%      25%      11%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) La Tasa de Rotacion de la Cartera se define como lo que sea menor entre las compras o ventas de valores en cartera durante un periodo, divididas entre el promedio mensual del valor de mercado de los valores en cartera, de los que se sea tenedor durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.

VER NOTAS A LOS ESTADOS FINANCIEROS


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 45

K  NOTIFICACION DE CONFIDENCIALIDAD

Aunque estara tratando generalmente con un agente-comerciante u otro asesor financiero, posiblemente recopilemos informacion sobre usted de su solicitud de cuenta y de otras formas que nos pudiera entregar. Usamos esta informacion para procesar sus solicitudes y operaciones, por ejemplo, para proporcionarle informacion adicional acerca de nuestros fondos, abrirle una cuenta o para procesar una operacion. Para darle servicio a su cuenta y realizar sus operaciones, podemos proporcionar su informacion personal a empresas que nos ayudan en la prestacion de servicios a su cuenta, tales como nuestro agente de traspasos. Podemos proporcionar tambien su nombre y domicilio a uno de nuestros representantes con el fin de que se le envie su estado de cuenta e informacion diversa acerca de nuestros productos y servicios. Exigimos que estas empresas y representantes externos protejan la confidencialidad de su informacion y la utilicen solamente para el objeto que justifica su revelacion. No proporcionamos nombres de clientes y domicilios a empresas, organizaciones o personas externas, excepto para promocionar nuestra relacion de negocios con usted, o de cualquier otra manera permitida por la ley.

Restringimos el acceso a informacion personal privada acerca de usted a los empleados que requieren conocerla para proporcionarle productos o servicios. Mantenemos dispositivos de proteccion fisica, electronica y de procedimientos que cumplen con las normas federales de salvaguarda de su informacion personal.


                  PROSPECTO o DAVIS NEW YORK VENTURE FUND o 46

[back cover]


OBTENIENDO INFORMACION ADICIONAL
--------------------------------------------------------------------------------

Para mas informacion acerca de Davis Funds, solicite una copia gratuita de la Declaracion de Informacion Adicional o del Informe Anual o Semestral. La ESPECIFICACION DE INFORMACION ADICIONAL proporciona informacion mas detallada acerca del Fondo, su administracion y operaciones. En el INFORME ANUAL se discuten las condiciones del mercado y las estrategias de inversion que afectaron significativamente el desempeno del Fondo durante el ultimo ano fiscal. En el INFORME SEMESTRAL se actualiza la informacion proporcionada en el Informe Anual por los seis meses subsecuentes.

La Especificacion de Informacion Adicional y el Informe Anual del Fondo, presentadas a la Comision de Valores y Bolsas, se incorporan en este documento mediante esta referencia y forman legalmente parte de este prospecto.


K  COMO OBTENER MAS INFORMACION

o POR TELEFONO. Llame sin cargo a Davis Funds al 1-800-279-0279, de lunes a viernes, de 9 a.m. a 6 p.m. Hora Estandar del Este. Tambien puede llamar a ese numero para hacer preguntas relacionadas con cuentas.

o POR CORREO. Escriba a State Street Bank and Trust Company, c/o Davis Funds, P.O. Box 8406, Boston, MA 02266-8406.

o    EN EL INTERNET. WWW.DAVISFUNDS.COM.

o DE LA SEC. Pagando una cuota por concepto de copiado, puede obtener copias adicionales de la declaracion de registro, escribiendole a la Seccion de Referencia Publica de la SEC, en Washington, DC 20549-0102 o visitando la pagina electronica de SEC (WWW.SEC.GOV). Para mas informacion acerca de las operaciones de la Sala de Referencia Publica, llame al 1-202-942-8090.


Archivo No. 811-1701 de la Ley de Companias de Inversion

                                  CERTIFICATION

     AT THE REQUEST OF THE INTERESTED PARTY, I certify that the following document:

                           DAVIS NEW YORK VENTURE FUND
                         PROSPECTUS AND APPLICATION FORM
                               (December 1, 2002)

was translated from the English into the Spanish language by C. Hirsch and reviewed and edited by the undersigned Carola P. Myers on this 16th day of December, 2002, and that the information contained in the translated document is a true, complete and correct reflection of the original text, to the best of their abilities as Professional Translators.

                                   CONSTANCIA

     A PETICION DE LA PARTE INTERESADA, la suscrita Carola P. Myers hago constar que el documento senalado a continuacion:

                           DAVIS NEW YORK VENTURE FUND
                        PROSPECTO Y FORMATO DE SOLICITUD
                            (1 de diciembre de 2002)

fue traducido del idioma ingles al espanol el dia de hoy, 16 de diciembre de 2002, por C. Hirsch y revisado y editado por mi. Certifico que la informacion que contiene el documento de referencia corresponde total y fielmente a la del texto original, al leal saber y entender de las personas antes citadas, en su caracter de traductoras profesionales.

                     ROSETTA STONE ASSOCIATES IN TRANSLATION

                  --------------------------------------
                                 CAROLA P. MYERS
                        Member, A.C.I.A. - ATA-Accredited
                 Miembro Coleg., A.C.I.A.; Acreditada por A.T.A.